[Slide 1]


                          EXPANDING YOUR OPPORTUNITIES




                                              Firm name
                                              Current Date



(logo)
Principal(R)
   Financial
   Group


            For broker dealer use only. Not for use with the public.


[Slide 2]

                             Our Mission Statement



                   "To help businesses and people meet their
                          financial goals by providing
                          quality retirement services
                 and related insurance and financial services."

            For broker dealer use only. Not for use with the public.

With a focus on small- and medium-sized businesses and institutional asset management, our goal is to help businesses and individuals meet their financial goals.


[Slide 3]

                               Our Commitment to
                              You and Your Clients

The Principal Financial Group
o    Over 55 years pension experience
o    $117 billion in assets under management
o    Fortune 500 company
o    Over 50 local pension sales and service offices
o    Team of more than 4,000 people to serve you

            For broker dealer use only. Not for use with the public.

The Principal(R) name means a commitment to the small-to-medium size business market, sales support for you, and outstanding products and services for your clients.


[Slide 4]

                                A Global Leader

                  Map of the world with service areas notated.

            For broker dealer use only. Not for use with the public.

Over the past 120 years, we've grown to become a globally diversified family of financial services companies operating from more than 250 locations worldwide. We offer a variety of products and services in Asia, Australia, Europe, Latin America and U.S. Our goal is to become the leading retirement plan provider in the world.


[Slide 5]

                               An Industry Leader

                      Map of the U.S. with offices notated.

            For broker dealer use only. Not for use with the public.

With more than 50 pension sales and service offices across the country, we provide sales support at the local level for you and on-site service for your clients. We're there where and when you need us.


[Slide 6]

                         The Principal Retirement Funds
                                  Asset Growth

                                   [Bar Chart]

                                 $Billions/1995

            For broker dealer use only. Not for use with the public.

During the five years from 1995 - 1999, the amount of retirement funds in plans with administrative services provided by The Principal(R) increased by more than 60%, from $38.5 billion in 1995 to over $62 billion at the end of 1999.


[Slide 7]

                         The Principal Retirement Funds
                                  Asset Growth

                                    [Bar Chart]

                                 $Billions/1995/1996

            For broker dealer use only. Not for use with the public.


[Slide 8]

                         The Principal Retirement Funds
                                  Asset Growth


                                   [Bar Chart]

                            $Billions/1995/1996/1997

            For broker dealer use only. Not for use with the public.


[Slide 9]

                         The Principal Retirement Funds
                                  Asset Growth

                                   [Bar Chart]

                          $Billions/1995/1996/1997/1998

            For broker dealer use only. Not for use with the public.


[Slide 10]

                         The Principal Retirement Funds
                                  Asset Growth

                                   [Bar Chart]

                       $Billions/1995/1996/1997/1998/1999

            For broker dealer use only. Not for use with the public.


[Slide 11]

                            The Principal Retirement
                                  Funds Today

                                   [Pie Chart]

            For broker dealer use only. Not for use with the public.

The Principal Financial Groups has over $117 billion in assets under management. Of that amount, more than 50% or $62.1 billion are held in retirement plans.


[Slide 12]

                                  Continuum of
                           Retirement Plan Solutions

                                   Principal(R)
                                        Financial
                                        Group

o    Principal Life Insurance Company
o    Trustar SM Retirement Services
o    Professional Pensions, Inc.
o    Princor Financial Services Corporation

Princor Financial Services Corporation, Professional Pensions, Inc., Principal Life Insurance Company and Trustar Retirement Services are members of the Principal Financial Group.

            For broker dealer use only. Not for use with the public.

Member companies of the Principal Financial Group provide a continuum of retirement plan solutions to help meet all your clients' retirement plan needs.


[Slide 13]

                                The 401(k) Leader

                                   [Bar Chart]

              Comparison of The Principal and 9 other competitors.

            For broker dealer use only. Not for use with the public.

According   to  "CFO   Magazine   April/May   2000,"  The   Principal   provides
administrative services to more 401(k)s than any other insurance company, bank or mutual fund in the country.


[Slide 14]

                               Professional Help
                               Personal Attention
                                 Local Support

o    Local marketing professionals
o    Service reps
o    Executive Benefit reps

           For broker dealer use only. Not for use with the public.

You'll receive expert guidance every step of the way. Our local representatives are among the best trained in the industry. Better yet, more than 50 pension sales and service offices around the country assure you receive the attention you deserve.


[Slide 15]

                               Corporate Support

o    Implementation teams
o    Relationship managers
o    Consulting advisors
o    Legislative experts

           For broker dealer use only. Not for use with the public.

In addition to local sales and service support, you'll have access to our executive benefit specialists and implementation teams.


[Slide 16]

                             Enrollment Assistance

o    Customized enrollment
     materials
o    On-site meetings
o    Internet enrollment
o    Management training
o    Personalized retirement
     illustrations

           For broker dealer use only. Not for use with the public.

Your client's retirement plan success depends on employee participation. Award-winning enrollment materials help employees to understand the importance of participating in the plan. We can conduct on-site enrollment meetings or train your clients' staff members to conduct the meetings. And our personalized retirement illustrations help employees know how much they need to save for retirement.


[Slide 17]

                           Retirement Service Center

o    Access
     - Consolidated view

           For broker dealer use only. Not for use with the public.

An example of our commitment to customer service is our technologically advanced Internet-based Retirement Service Center. By logging on, members can access a consolidated view the product relationships they have with us.


[Slide 18]

                           Retirement Service Center

o    Management
     - Personalized rate of return
     - Investment transfers
     - Direction changes
     - Auto-rebalancing

           For broker dealer use only. Not for use with the public.

Members manage their plans online by viewing their personalized rate of return, making investment transfers and direction changes, and rebalancing their portfolios automatically.


[Slide 19]

                           Retirement Service Center

o    Education
     - Investor information
     - Fund performance

           For broker dealer use only. Not for use with the public.

Members gain useful information about their plan with educational materials, including informative investment-related articles and fund performance.


[Slide 20]

                        Personal Customer Financial Help
                          Through Principal Connection

o Free financial help for non-key members and their families
o Key employees can be referred back to the broker for assistance
o    Other Principal Financial Group products

           For broker dealer use only. Not for use with the public.

Non-key plan members and their families can call us toll-free Monday - Friday for free financial help. This service frees up your time to help your clients' key employees. You get a commission for any Principal Financial Group products they buy.


[Slide 21]

                             Ongoing Member Support

o    Award-winning plan statements
o    Quarterly magazine
o    Internet access
o    Toll-free telephone access
o    Toll-free benefits assistance

            For broker dealer use only. Not for use with the public.

Communication doesn't stop after members are enrolled. Awarded the Dalbar Seal of Excellence, our member statements keep them informed about the status of their retirement savings. Members receive Plan Ahead. Get Ahead., a quarterly magazine from the publishers of Family Money magazine. And in addition to Internet and telephone access to their accounts, members can also call our counselors toll-free for help with their retirement plans.

[Slide 22]

                            Commitment to Technology

Express Processing
o    Faster, more accurate
o    Images paper digitally
o    Investories work and
     manages workflow
     electronically
o    Uses "smart systems"

            For broker dealer use only. Not for use with the public.

We're committed to providing the technology needed to provide your clients with the most cost-effective retirement plan services available. In 1999, we spent $50 million supporting ongoing pension operations, plus another $50 million developing new pension applications, systems and products.

One example of our commitment to technology is our Express Processing system - a name we've given to a collection of revolutionary software programs. It uses "smart systems" and digital imaging of paper to electronically inventory all work and manage workflow. Because of Express Processing, your clients receive faster, more accurate retirement plan services for less.


[Slide 23]

                              Investment Services

o    Deposit Director asset allocation assistance
o    Investment advice from Financial Engines (R)
o    Principal Connection
o    You - the broker

            For broker dealer use only. Not for use with the public.

Your clients can add packaged services to their plans. Deposit Director helps members decide how to invest their new deposits. Better than life cycle style funds, our Deposit Director services recognizes that "not all 50-year olds have the same risk tolerance." Members can also obtain third-party investment advice online from Financial Engines, an investment advice service. And, Principal Connection counselors are available to assist non-key employees with their investment questions, while key employees can be referred back to the broker for additional financial assistance.


[Slide 24]

                             Compliance Assistance

o    Required tests
o    Government filings
o    Audit package

            For broker dealer use only. Not for use with the public.

Keeping your clients' plan in compliance is important. It lets them keep their qualified status so they can reduce their taxes while their employees defer taxes until they retire. We perform a variety of standard tests and prepare your clients' government filings in a signature ready format. We also provide a complete package for their auditors, if they need an annual audit.


[Slide 25]

                             Our Service Guarantee

                         [picture of Service Guarantee]

            For broker dealer use only. Not for use with the public.

We're so confident your clients will be satisfied with our service, we offer a money-back service guarantee. If there is a problem, we'll either fix it to his or her satisfaction or waive the fee paid for the service.


[Slide 26]

                             Principal Advantage SM
                           Principal Investor's Funds

o    Thirty-five funds with nine sub-advisors
     - Principal Capital Income Investors
     - Principal Capital Real Estate Investors
     - Invista Capital Management
     - BT Funds Management
     - Federated
     - Morgan Stanley Dean Witter
     - American Century
     - Sanford Bernstein
     - Turner Investment Partners
     - Neuberger Berman

            For broker dealer use only. Not for use with the public.

We give your clients and their employees the choice of 35 funds managed by ten well-know sub-advisors. Best yet, all transactions are seamless.


[Slide 27]

                            Respected Money Managers

o Committed to remaining within their style box
o Management processes in place which could be replicated over time
o    Marketing support readily available
o    Good historical performance

            For broker dealer use only. Not for use with the public.

Our portfolio management group includes other Principal Financial Group members, such as BT Funds Management and Invista Capital Management. But our depth of management extends beyond The Principal. We employed these four selection criteria to carefully choose our sub-advisors. Your clients can choose from partner funds managed by Turner Investments, Federated, Morgan Stanley Dean Witter, American Century, Sanford Bernstein and Neuberger Berman.


[Slide 28]

                          Top-quality Sales Materials

            For broker dealer use only. Not for use with the public.

Once you've made the decision to offer our retirement plan services to your clients, we'll give you the tools needed to get you up and running.


[Slide 29]

                             Recordkeeping Charges

o    $1000 Start up fee
o    $2000 + member charge based on average
     account value

          - $0 to $15k        $35
          - $15k to $30k      $25
          - $30k to $50k      $15
          - over $50k         $0

            For broker dealer use only. Not for use with the public.

[Slide 30]

                             Range of Fund Operating
                                    Expenses

     Share Class         Criteria       Total Fund     Total Fund
                                        Operating      Operating
                                        Expenses       Expenses
                                        (Commission)   (No Commission)

     Advisors Select     $3 million to  0.90%-2.10%    0.53%-1.73%
     Class               $10 million

     Advisors            $10 million+   0.72%-1.92%    0.41%-1.61%
     Preferred Class

            For broker dealer use only. Not for use with the public.


[Slide 31]
                            Competitive Commissions

o    Collected through 12b-1
o    First year
     - 1% on first $4 million
     - .50% on next $6 million
     - .25% on assets over $10 million

o    2nd year and beyond
     - .25% on all assets

           For broker dealer use only. Not for use with the public.

The compensation you receive is a direct benefit of selling our retirement plan product services to your clients. You'll find our commission structure very attractive.


[Slide 32]

                         Why Partner with the Principal
                                Financial Group?

o    Grow your business
o    Increase your revenues
o    Decrease your time commitment
o    Team witht he country's 40l(k) leader

          (logo)
          Principal(R)
               Financial
               Group

           For broker dealer use only. Not for use with the public.

[Slide 33]

A registration statement relating to these securites has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time that the registration statement becomes effective.

This communication shall not constitute an offer to sell nor the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

For more complete information about the Principal Investor's Funds including charges and expenses, please write or call for a free preliminary prospectus. A final prospectus will be sent to you once it is available. Read the prospectus carefully before you invest or send money.

Mutual funds provided through Princor Financial Services Corporation, Member SIPC, Des Moines, Iowa 50392, (800) 247-4123.

Plan administrative services provided by Principal Life Insurance Company, Des Moines, Iowa 50392.

Principal Life Insurance Company and Princor are member companies of the Principal Financial Group.

           For broker dealer use only. Not for use with the public.

PD 133